Net debt - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of debt [line items]
Effective interest rate on liquid investment	5.60%		4.30%		5.60%
Liquid investments	£ 9,000,000		£ 21,000,000
Effective Interest rate on cash and cash equivalents	3.80%	3.80%	4.80%	4.80%
Cash and cash equivalents	£ 3,397,000,000		£ 3,870,000,000			£ 2,936,000,000
Commercial papers issued	£ 1,078,000,000		£ 0
Commercial paper, average rate paid	3.80%	3.80%
Weighted average interest rate on current bank loans and overdrafts	5.00%		3.40%		5.00%
Long-term borrowings	£ 14,708,000,000		£ 14,637,000,000
Average effective pre-swap interest rate notes	3.80%	3.80%	3.80%	3.80%
Cash outflow for leases	£ 260,000,000		£ 256,000,000
US commercial paper program
Disclosure of debt [line items]
Commercial papers issued	1,078,000,000		0		$ 1,450
Euro commercial paper program
Disclosure of debt [line items]
Commercial papers authorised	5,000,000,000
Commercial papers issued	0		0
Floating rate interest
Disclosure of debt [line items]
Liquid investments	1,000,000		11,000,000
Cash and cash equivalents	3,242,000,000		3,746,000,000
Fixed rate interest
Disclosure of debt [line items]
Liquid investments	8,000,000		10,000,000
Cash and cash equivalents	1,000,000		1,000,000
Non interest bearing
Disclosure of debt [line items]
Cash and cash equivalents	154,000,000		123,000,000
Letter of credit
Disclosure of debt [line items]
Pledged investments value	9,000,000	$ 12	£ 21,000,000	$ 26
Later than one year and not later than three years | Liquidity risk
Disclosure of debt [line items]
Revolving credit facilities	£ 1,600,000,000
Revolving credit facility, term	3 years	3 years
Current: | Liquidity risk
Disclosure of debt [line items]
Revolving credit facilities	£ 1,600,000,000				2,200
Revolving credit facility, term	364 days	364 days
Current: | US commercial paper program
Disclosure of debt [line items]
Commercial papers authorised	£ 7,400,000,000				$ 10,000
Short-term notes
Disclosure of debt [line items]
Average effective pre-swap interest rate on short term notes	1.20%		3.90%		1.20%
Rental payments due after five years
Disclosure of debt [line items]
Long-term borrowings	£ 8,100,000,000		£ 8,400,000,000
Rental payments due after five years | Bottom of range
Disclosure of debt [line items]
Interest at effective rates	1.70%	1.70%	1.70%	1.70%
Rental payments due after five years | Top of range
Disclosure of debt [line items]
Interest at effective rates	6.60%	6.60%	6.40%	6.40%